Legal, competition and regulatory matters (Narrative) (Details) $ in Thousands, € in Millions, £ in Millions, SFr in Millions		1 Months Ended					3 Months Ended	5 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 lawsuits	Apr. 30, 2021 USD ($)	Jun. 30, 2019 CHF (SFr) settlement	May 31, 2019 EUR (€) settlement	Jan. 31, 2017 lawsuits	Mar. 31, 2022 GBP (£)	May 31, 2021 USD ($)	Jun. 30, 2022 GBP (£) lawsuits settlement plaintiff	Jun. 30, 2022 USD ($) lawsuits settlement plaintiff	Jun. 30, 2021 GBP (£)	[1]	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($) pensionFund defendant	Dec. 31, 2018 GBP (£)	Dec. 31, 2016 USD ($) lawsuits	Dec. 31, 2015 USD ($)	Dec. 31, 2013 GBP (£)	Dec. 31, 2008 USD ($) agreement
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £									£ 1,857		£ 176		£ 397
Over-issuance of securities
Disclosure of contingent liabilities [line items]
Increase (decrease) in other provisions | £	£ 1,757						£ 1,757						220
Over-issuance of structured notes
Disclosure of contingent liabilities [line items]
Increase (decrease) in other provisions | £	£ 1,592												220
USD LIBOR Cases in MDL Court
Disclosure of contingent liabilities [line items]
Number of settlements | settlement									2	2
Sterling LIBOR Case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought																2
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									2	2
Foreign exchange investigations | Securities and Exchange Commission
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | SFr				SFr 27
Foreign exchange investigations | Fines settlement
Disclosure of contingent liabilities [line items]
Number of settlements | settlement				2	2
Losses on litigation settlements					€ 210								54
Metals related civil actions
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | £									£ 50
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									2	2
Number of settlements | settlement									2	2
Number of lawsuits dismissed		1
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $														$ 32,500
Number of defendants | defendant														6
Asset-backed debt instruments held | $														$ 22,000
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases | New Mexico
Disclosure of contingent liabilities [line items]
Number of retirement benefit funds | pensionFund														2
Supranational, sovereign and agency bonds civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed									1	1
Civil actions in respect of VRDO - private plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									2	2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									3	3
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									6	6
Number of lawsuits dismissed									3	3
Number of plaintiffs | plaintiff									4,000	4,000
Number of lawsuits subject to appeal									1	1
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									2	2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £													£ 329
CFS remediation of ASL loans
Disclosure of contingent liabilities [line items]
Expected reimbursement, other provisions | £							£ 181
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £															£ 181
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £															128
Investigation Into The Use Of Unapproved Communications Platforms
Disclosure of contingent liabilities [line items]
Civil monetary penalty to SEC | £									£ 125
Civil monetary penalty to CFTC | £									£ 75
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																			2
Loss contingency, financial penalty warning | £																		£ 50
Barclays Bank PLC | USD LIBOR Cases in MDL Court | Lawsuits with specified damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought									1	1
Loss contingency, damages sought, claimed amounts, value | $										$ 100,000
Barclays Bank PLC | USD LIBOR Cases in MDL Court | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $								$ 7,100		7,500
Barclays Bank PLC | USD LIBOR Cases in MDL Court | Debt securities class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $								$ 20,000		1,950
Barclays Bank PLC | Japanese Yen LIBOR civil actions | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $										$ 17,750
Barclays Bank PLC | SIBOR/SOR cases in SDNY | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $																$ 91,000
Barclays Bank PLC | Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits pending						1
Barclays Bank PLC | Foreign exchange investigations
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $																	$ 2,380,000
Barclays Bank PLC | Consolidated FX action | Securities and Exchange Commission | Barclays Capital Inc
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | $																	$ 384,000
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $			$ 3,300																$ 298,000
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £															£ 53

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 73 for more information.